Sources of finance - Summary of Equity and Debt Financing (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of changes in financing
Beginning balance	£ 9,767.6	£ 8,015.8	£ 7,826.8
Ordinary shares issued	6.4	27.2	27.5
End of year	9,962.0	9,767.6	8,015.8
Analysis of changes in financing
Beginning of year	6,033.1
Net increase/(decrease) in drawings on bank loans and corporate bonds	599.6	(22.5)	492.0
End of year	6,481.3	6,033.1
Debt financing [member]
Analysis of changes in financing
Beginning of year	6,033.1	5,157.4
Net increase/(decrease) in drawings on bank loans and corporate bonds	599.6	(22.5)
Amortisation of financing costs included in net debt	8.0	9.0
Debt acquired		144.4
Other movements	(6.9)	(13.1)
Exchange adjustments	(152.5)	757.9
End of year	6,481.3	6,033.1	5,157.4
Issued capital and share premium [member]
Analysis of changes in financing
Beginning balance	695.4	668.2
Ordinary shares issued	6.4	27.2
End of year	£ 701.8	£ 695.4	£ 668.2